UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: 950 Third Avenue, 28th Floor
         New York, NY  10022

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     212 -752-6255

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     New York, NY     May 07, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $128,301 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1085    26405 SH       SOLE                    26405        0        0
ALLIANCE CAP MGMT HLDG L P     UNIT LTD PARTN   01855A101     1619    44000 SH       SOLE                    44000        0        0
AMGEN INC                      COM              031162100     5745    98800 SH       SOLE                    98800        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107     4746   174500 SH       SOLE                   174500        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1123      361 SH       SOLE                      361        0        0
BLOCK H & R INC                COM              093671105    10909   213772 SH       SOLE                   213772        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    15130   357000 SH       SOLE                   357000        0        0
CISCO SYS INC                  COM              17275R102     5857   248500 SH       SOLE                   248500        0        0
COCA COLA CO                   COM              191216100      377     7487 SH       SOLE                     7487        0        0
ELAN PLC                       ADR              284131208     3248   157500 SH       SOLE                   157500        0        0
FOREST LABS INC                COM              345838106     4731    66060 SH       SOLE                    66060        0        0
GENERAL ELEC CO                COM              369604103     1601    52470 SH       SOLE                    52470        0        0
J P MORGAN CHASE & CO          COM              46625H100     3793    90425 SH       SOLE                    90425        0        0
JOHNSON & JOHNSON              COM              478160104    14140   278785 SH       SOLE                   278785        0        0
MASSEY ENERGY CORP             COM              576206106     1203    54500 SH       SOLE                    54500        0        0
MERCK & CO INC                 COM              589331107      748    16918 SH       SOLE                    16918        0        0
MICROSOFT CORP                 COM              594918104     2006    80484 SH       SOLE                    80484        0        0
MYLAN LABS INC                 COM              628530107     3314   145800 SH       SOLE                   145800        0        0
ONLINE RES CORP                COM              68273G101     5913   992053 SH       SOLE                   992053        0        0
PAYCHEX INC                    COM              704326107      498    14000 SH       SOLE                    14000        0        0
PFIZER INC                     COM              717081103     1264    36067 SH       SOLE                    36067        0        0
PIMCO FDS PAC INVT MG          MUTUAL           693390445      961    87862 SH       SOLE                    87862        0        0
SANOFI-SYNTHELABO              SPONSORED ADR    80105N105     7488   229200 SH       SOLE                   229200        0        0
SCHERING PLOUGH CORP           COM              806605101     6052   373100 SH       SOLE                   373100        0        0
SCHLUMBERGER LTD               COM              806857108     2533    39675 SH       SOLE                    39675        0        0
ST JUDE MED INC                COM              790849103     4405    61100 SH       SOLE                    61100        0        0
TRIBUNE CO NEW                 COM              896047107     5764   114284 SH       SOLE                   114284        0        0
ZIMMER HLDGS INC               COM              98956P102    12048   163300 SH       SOLE                   163300        0        0